Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Loans Outstanding	Such loans are summarized below.
	2015	2014
	(In thousands)

Aggregate balance – January 1	$9,684	$5,260
New loans	1,474	6,668
Repayments	(612)	(2,244)

Aggregate balance – December 31	$10,546	$9,684